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PAGE 1

1997 ANNUAL REPORT

IDS Strategy Aggressive Fund
(prospectus enclosed)

(icon of) chess piece

The goal of IDS Strategy Aggressive Fund, a part of IDS Strategy
Fund, Inc., is long-term growth of capital. The Fund invests primarily in common stocks that are selected for their above-average growth potential.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc., Member
SIPC.

PAGE 2
(icon of) chess piece

Corporate climbers

All rapidly growing companies pass through various stages. During their middle stage, they're known in the investment world as "mid-caps." Stocks of such companies, which are the main focus of this Fund, offer investors an attractive combination: the potential for above-average corporate growth without the initial risks that are inherent in brand-new businesses.
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PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1997 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of the Fund                         7
Long-term performance                               8
Independent auditors' report                        9
Financial statements                               10
Notes to financial statements                      13
Investments in securities                          24
IDS mutual funds                                   28
Federal income tax information                     31

1997 prospectus

The Fund in brief                                 3p
Goal                                              3p
Investment policies and risks                     3p
Manager and distributor                           3p
Portfolio manager                                 3p
Alternative purchase arrangements                 3p

Sales charge and Fund expenses                    4p

Performance                                       6p
Financial highlights                              6p
Total returns                                     8p

Investment policies and risks                    10p
Facts about investments and their risks          10p
Alternative investment option                    16p
Valuing Fund shares                              16p

How to purchase, exchange or redeem shares       17p
Alternative purchase arrangements                17p
How to purchase shares                           19p
How to exchange shares                           22p
How to redeem shares                             22p
Reductions and waivers of the sales charge       27p

Special shareholder services                     34p
Services                                         34p
Quick telephone reference                        34p
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PAGE 4
Distributions and taxes                          35p
Dividend and capital gain distributions          35p
Reinvestments                                    36p
Taxes                                            37p
How to determine the correct TIN                 38p

How the Fund is organized                        39p
Shares                                           39p
Voting rights                                    40p
Shareholder meetings                             40p
Board members and officers                       40p
Investment manager                               42p
Administrator and transfer agent                 42p
Distributor                                      43p

About American Express Financial Corporation     45p
General information                              45p

Appendix                                         46p
Descriptions of derivative instruments           46p

(This annual report is not part of the prospectus.)

PAGE 5
To our shareholders

(photo of) William R. Pearce
President of the Fund

(photo of) David Bayer
Portfolio manager

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

/s/ W. R. Pearce
William R. Pearce

From the portfolio manager

A severe, late-period sell-off among smaller growth stocks, especially technology-related issues, turned what had been a very productive year into a modestly positive one for IDS Strategy Aggressive Fund. For the fiscal year - April 1996 through March 1997 - the Fund's Class A shares generated a total return of 2.0%. (This figure includes a capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

Thanks to a low inflation rate, relatively low long-term interest rates and moderate economic growth, stocks in general, and growth stocks in particular, enjoyed a highly favorable environment in the spring of 1996. Although the strong start was followed by a summer swoon, by fall stocks were again on the march, faltering only briefly in December before reaching an all-time high in mid-February.

Rate-rise fears

It was then that doubt began creeping into the market, particularly about the direction of interest rates. When some previously high-flying companies subsequently reported disappointing earnings, the doubt turned into deep concern. And by the time the Federal Reserve did indeed raise short-term interest rates in March, the market was already in full retreat.

PAGE 6
Most affected were small- and mid-capitalization stocks, which investors felt would be less resilient than big blue-chips in a more difficult investment environment. While much of the damage was done in the technology sector, smaller stocks of virtually all stripes came under pressure. The market was merciless in many cases, as some issues dropped 50% or more in a single day.

Portfolio shifts

To mitigate the trend, I reduced the Fund's technology holdings, which comprised nearly 40% of its investment at one point and had long been the major contributor to Fund gains. I also let the Fund's cash reserves build up and put more assets into less-vulnerable sectors such as health care, restaurants and lodging, as well as fast-growing foreign economies. Still, those efforts couldn't prevent a decline in net asset value during February and March.

While periods such as the recent one are trying, they do create opportunities to add stocks of high-quality growth companies at
unusually low prices.   They are the kinds of companies that have
proved rewarding for the Fund in the past and, I expect, will prove so in the future. Along the way, however, we will continue to see similar market cycles; above-average price fluctuations are a fact of life in the small- and mid-cap investment arena. The key to long-term success, then, is to remain committed to what history has shown to be a successful strategy. I hope you share that view, and I look forward to providing you with an update on the Fund's progress six months from now.

/s/ David Bayer
David Bayer

Class A
12-month performance
(All figures per share)
Net asset value (NAV)
____________________________
March 31, 1997        $18.34
____________________________
March 31, 1996        $18.99
____________________________
Decrease              $ 0.65
____________________________
Distributions
April 1, 1996-March 31, 1997
____________________________
From income           $  ---
____________________________
From capital gains    $ 1.13
____________________________
Total distributions   $ 1.13
____________________________
Total return*           2.0%**
____________________________
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PAGE 7
Class B
12-month performance
____________________________
(All figures per share)
Net asset value (NAV)
____________________________
March 31, 1997        $18.04
____________________________
March 31, 1996        $18.83
____________________________
Decrease              $ 0.79
____________________________
Distributions
April 1, 1996-March 31, 1997
____________________________
From income           $   --
____________________________
From capital gains    $ 1.13
____________________________
Total distributions   $ 1.13
____________________________
Total return*           1.2%**
____________________________

Class Y
12-month performance
____________________________
(All figures per share)
Net asset value (NAV)
____________________________
March 31, 1997       $18.40
____________________________
March 31, 1996       $19.16
____________________________
Decrease             $ 0.76
____________________________
Distributions
April 1, 1996-March 31, 1997
____________________________
From income          $   --
____________________________
From capital gains   $ 1.13
____________________________
Total distributions  $ 1.13
____________________________
Total return*          2.2%**
____________________________
 *The prospectus discusses the
  effects of sales charge, if any,
  on the various classes.
**The total return is a hypothetical
  investment in the Fund with all
  distributions reinvested.

PAGE 8

The Fund's ten largest holdings
(Pie chart)
The ten holdings listed here make up 20.18% of the Fund's net assets


____________________________________________________________________________________________________________

                                                                               Percent        Value
                                                                (of Fund's net assets)  (as of March 31, 1997)
______________________________________________________________________________________________________________
Parametric Technology                                                             2.59%       $29,123,675

HBO & Co.                                                                         2.42         27,113,000

Boston Scientific                                                                 2.30         25,780,625

USA Waste Service                                                                 2.24         25,089,625

HFS                                                                               2.22         24,945,338

Tellabs                                                                           1.79         20,143,300

UNUM                                                                              1.71         19,206,300

Cisco Systems                                                                     1.68         18,850,563

Oracle Systems                                                                    1.64         18,349,965

Promus Hotel                                                                      1.59         17,885,175

PAGE 9
Making the most of your Fund

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
Mar          100          17            5.88 XXXXXx
Apr          100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

PAGE 10
All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Strategy Aggressive Fund


$30,000
                  Graph showing the growth of the Fund,
                  the S&P 500, and the Lipper Small Company
$20,000           Growth Index over the past 10 years


$10,000


'87   '88   '89   '90   '91   '92   '93   '94   '95   '96   '97

(the following three paragraphs appear in the margin next to the table:)

Assumes: *Holding period from 4/1/87 to 3/31/97. *Returns do not reflect taxes payable on distributions. *Reinvestment of all income and capital gain distributions for the Fund, with a value of $7,768. *Also see "Performance" in the Fund's current prospectus.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

The Lipper Small Company Growth Fund Index includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Average annual total return
(as of March 31, 1997)

                        Since
              1 year    Inception*  5 years    10 years
Class A       -3.10%    +14.35%        --%         --%
Class B       -2.61%        --      +8.70%      +8.41%
Class Y       +2.18%    +16.22%        --%         --%

*Inception date was March 20, 1995.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Small Company Growth Fund Index. Sales charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

PAGE 11
The financial statements contained in Post-Effective Amendment #29 to the Registration Statement No. 2-89288 filed on or about May 29, 1997 are incorporated herein by reference.

PAGE 12
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

PAGE 13
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

PAGE 14
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

(This annual report is not part of the prospectus.)

PAGE 15
IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

PAGE 16
IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed
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PAGE 17
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE 18
For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)
PAGE 19
Federal income tax information

IDS Strategy Aggressive Fund
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Strategy Aggressive Fund
Fiscal year ended March 31, 1997

Class A

Capital gain  distribution
taxable as long-term capital gain.

Payable date            Per share

Dec. 30, 1996            $1.13086

(This annual report is not part of the prospectus.)

Class B

Capital gain  distribution
taxable as long-term capital gain.

Payable date            Per share

Dec. 30, 1996            $1.13086

Class Y

Capital gain  distribution
taxable as long-term capital gain.

Payable date            Per share

Dec. 30, 1996            $1.13086

(This annual report is not part of the prospectus.)

PAGE 20

Quick telephone reference
American Express            Redemptions and exchanges,            National/Minnesota:
Financial Advisors          dividend payments or                        800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements                 Mpls./St. Paul area:
                                                                            671-3800

TTY Service                 For the hearing impaired                    800-846-4852


Amerian Express             Automated account information               800-862-7919
Financial Advisors          (TouchTone phones only),
Easy Access Line            including current fund prices and
                            performance, account values
                            and recent account transactions


AMERICAN
EXPRESS
Financial
Advisors

IDS Strategy Aggressive Fund
IDS Tower 10
Minneapolis, MN 55440-0010

PAGE 21
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.